Note 3 - Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Adjustment to Inventory [Member] | Agriphar And CAS [Member]
Note 3 - Inventories (Details) [Line Items]
Assets, Fair Value Adjustment	$ 23.5
Finish Goods [Member] | Fair Value Adjustment to Inventory [Member] | Agriphar [Member]
Note 3 - Inventories (Details) [Line Items]
Assets, Fair Value Adjustment	9.4
Finish Goods [Member] | Fair Value Adjustment to Inventory [Member] | CAS [Member]
Note 3 - Inventories (Details) [Line Items]
Assets, Fair Value Adjustment	36.1
Finish Goods [Member] | Fair Value Adjustment to Inventory [Member] | Agriphar And CAS [Member]
Note 3 - Inventories (Details) [Line Items]
Assets, Fair Value Adjustment	22.0
Finish Goods [Member] | Successor [Member] | MacDermid [Member]
Note 3 - Inventories (Details) [Line Items]
Assets, Fair Value Adjustment		35.9
Finish Goods [Member] | Successor [Member] | Fair Value Adjustment to Inventory [Member] | MacDermid [Member]
Note 3 - Inventories (Details) [Line Items]
Assets, Fair Value Adjustment	$ 12.0	$ 23.9